UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Municipal Bond Opportunities ETF Fidelity® Municipal Bond Opportunities ETF : FMUB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Municipal Bond Opportunities ETF for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Opportunities ETF	$ 15	0.31%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$106,153,445
Number of Holdings	411
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	26.8
Transportation	16.1
Health Care	14.7
Education	9.0
Water & Sewer	8.1
Special Tax	6.9
Electric Utilities	5.0
Others(Individually Less Than 5%)	7.7
94.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.8
AA - 37.5
A - 30.7
BBB - 13.1
BB - 1.7
B - 0.2
Not Rated - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.1
Texas	10.6
Pennsylvania	8.0
Georgia	5.0
California	4.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917218.100    8349-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Bond Opportunities ETF

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Bond Opportunities ETF
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 94.3%
	Principal Amount (a)	Value ($)
Alabama - 3.7%
Education - 0.7%
Alabama St University Rev Series 2025, 5% 9/1/2028 (Assured Guaranty Inc Insured)	475,000	503,690
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	197,031
		700,721
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	100,000	101,047
General Obligations - 2.5%
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	630,000	660,904
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	65,000	67,480
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	600,000	632,498
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	100,000	105,525
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	380,000	401,061
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	310,000	321,672
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	435,000	461,739
		2,650,879
Water & Sewer - 0.5%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	521,959
TOTAL ALABAMA		3,974,606
Arizona - 0.9%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	77,564
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	46,171
		123,735
Electric Utilities - 0.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	100,000	100,119
General Obligations - 0.5%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	87,506
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	94,950
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	270,071
		452,527
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	79,099	76,099
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	125,000	125,825
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	55,000	55,257
		181,082
TOTAL ARIZONA		933,562
Arkansas - 1.2%
General Obligations - 1.2%
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 12/1/2039	280,000	190,997
Pea Ridge Ark Sch Dist No 109 2% 2/1/2035	205,000	165,660
Pea Ridge Ark Sch Dist No 109 2% 2/1/2039	220,000	153,990
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	1,115,000	736,590
		1,247,237
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,941
TOTAL ARKANSAS		1,268,178
California - 4.2%
Education - 0.1%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	46,442
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	36,240
		82,682
General Obligations - 1.1%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	140,000	145,712
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Global Atlantic Fin Co Guaranteed) (b)	605,000	630,165
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	50,000	47,066
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,590
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,626
Poway CA Unified Sch Dist 0% 8/1/2038 (d)	60,000	34,721
San Diego CA Uni Sch Dist 0% 7/1/2031 (d)	10,000	8,275
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,269
State of California Gen. Oblig. 4% 11/1/2037	50,000	50,132
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	251,245
		1,186,801
Housing - 0.6%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	559,721	522,233
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	98,080	97,613
		619,846
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	15,000	13,807
Resource Recovery - 0.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	500,000	496,664
Synthetics - 0.5%
California Stwide Cmnty Mf Rev Participating VRDN 3.35% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	500,000	500,000
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (d)	500,000	47,845
Transportation - 1.4%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (d)	100,000	24,610
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	10,000	10,305
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2036 (c)	715,000	772,027
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (c)	350,000	374,153
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2037 (c)	250,000	272,474
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	100,000	100,680
		1,554,249
TOTAL CALIFORNIA		4,501,894
Colorado - 1.5%
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	50,000	51,004
Special Tax - 0.4%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	470,329
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	210,000	184,663
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	90,000	94,294
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	780,000	828,928
		1,107,885
TOTAL COLORADO		1,629,218
Connecticut - 2.9%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	30,759
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	45,000	45,027
		75,786
General Obligations - 0.5%
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	50,000	50,778
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	17,874
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	80,000	89,063
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,006
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	106,415
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	105,402
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	104,386
		478,924
Health Care - 0.8%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	4,867
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,296
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	375,215
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	506,852
		892,230
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	240,000	254,910
Special Tax - 1.3%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2032	1,025,000	1,152,789
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	100,000	79,922
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	100,000	101,108
		1,333,819
TOTAL CONNECTICUT		3,035,669
District Of Columbia - 1.6%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	117,173
Health Care - 0.2%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 4% 7/15/2040	270,000	247,477
Transportation - 1.3%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	100,000	91,218
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	200,000	204,864
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (c)	1,000,000	1,075,714
		1,371,796
TOTAL DISTRICT OF COLUMBIA		1,736,446
Florida - 4.1%
Education - 0.3%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	100,000	90,604
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	30,659
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	25,000	17,255
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	320,000	215,747
		354,265
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	95,421
General Obligations - 0.4%
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	460,000	408,801
Health Care - 0.6%
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	165,931
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	54,827
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	500,000	462,308
		683,066
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	15,000	15,093
Special Tax - 0.8%
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	750,000	842,132
Transportation - 1.8%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	500,000	478,099
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	930,000	1,015,204
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034	395,000	367,699
		1,861,002
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	53,766
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	55,434
		109,200
TOTAL FLORIDA		4,368,980
Georgia - 5.0%
Electric Utilities - 0.4%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	340,000	341,624
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	105,000	106,291
		447,915
General Obligations - 3.2%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	200,000	210,330
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	500,000	531,905
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	200,240
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	250,000	263,861
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	55,000	58,130
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	45,000	47,721
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	2,000,000	2,099,535
		3,411,722
Health Care - 0.3%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	440,000	319,919
Other - 1.1%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	342,884
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	400,658
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	430,891
		1,174,433
TOTAL GEORGIA		5,353,989
Hawaii - 1.3%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,378
Housing - 0.3%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	340,000	345,471
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (c)	500,000	502,169
Water & Sewer - 0.5%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	510,485
TOTAL HAWAII		1,363,503
Illinois - 11.1%
Education - 0.5%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	145,000	123,814
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	350,000	355,230
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	89,823
		568,867
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,101
General Obligations - 2.7%
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	100,980
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	491,020
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	500,000	518,431
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	26,060
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	42,127
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	498,662
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	129,160
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	522,427
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	300,000	282,828
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	53,843
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	52,795
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	35,000	35,872
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	24,900
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	105,108
		2,884,213
Health Care - 2.0%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2014, 4% 8/1/2038	1,005,000	923,079
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,572
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	195,000	174,148
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	30,083
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	60,000	60,275
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	205,000	170,189
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	9,606
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	540,000	403,550
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series 2017 C, 5% 3/1/2026	15,000	15,138
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	500,000	365,822
		2,167,462
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	100,161
Special Tax - 1.4%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	85,665
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	104,670
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	195,364
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	20,000	14,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	15,000	7,946
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (d)	300,000	132,209
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (d)	100,000	33,193
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	312,238
Sales Tax Securitization Corp 3% 1/1/2027	264,000	264,027
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	323,889
		1,473,478
Transportation - 2.4%
Chicago IL Midway Arpt Rev Series 2023A, 5.5% 1/1/2036 (Build America Mutual Assurance Co Insured) (c)	490,000	538,162
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	20,000	20,114
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	865,000	744,962
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (c)	600,000	522,297
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	20,000	21,026
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	50,000	51,577
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	130,000	133,260
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (b)(c)(f)	500,000	499,455
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,001
		2,550,854
Water & Sewer - 2.0%
Chicago IL Wtr Rev 5% 11/1/2035	475,000	513,374
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5.25% 7/1/2035	1,475,000	1,562,765
		2,076,139
TOTAL ILLINOIS		11,826,275
Indiana - 1.2%
Education - 1.0%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,337
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	528,405
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	529,106
		1,067,848
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	145,000	159,702
TOTAL INDIANA		1,227,550
Iowa - 0.6%
Education - 0.4%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	375,000	346,364
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	9,015
Housing - 0.2%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	225,000	236,195
TOTAL IOWA		591,574
Kentucky - 2.2%
Electric Utilities - 0.1%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	100,000	101,109
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	80,000	83,925
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	95,000	95,583
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	421,027
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	512,613
		1,113,148
Health Care - 1.1%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	195,495
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	335,358
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	200,000	199,323
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	350,000	357,470
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	65,491
		1,153,137
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Inc Insured)	20,000	14,609
TOTAL KENTUCKY		2,382,003
Louisiana - 0.7%
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	65,000	42,814
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	260,000	262,168
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2038 (c)	60,000	60,114
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	405,000	416,924
		477,038
TOTAL LOUISIANA		782,020
Maryland - 1.0%
Education - 0.8%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	145,988
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	333,828
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	375,024
		854,840
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	87,592
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	100,000	87,855
TOTAL MARYLAND		1,030,287
Massachusetts - 2.0%
Education - 0.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	100,000	101,649
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,396
		132,045
General Obligations - 0.1%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	21,040
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Inc Insured)	60,000	48,958
		69,998
Health Care - 1.0%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (f)	375,000	358,874
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	15,491
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	420,828
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 4% 7/1/2041	305,000	270,520
		1,065,713
Housing - 0.3%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	338,286
Transportation - 0.5%
Massachusetts St Port Auth Rev 5% 7/1/2039 (c)	450,000	461,453
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (c)	30,000	31,065
		492,518
TOTAL MASSACHUSETTS		2,098,560
Michigan - 3.0%
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	102,812
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	4,890
		107,702
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	19,023
Transportation - 1.9%
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2032 (c)	510,000	551,206
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2033 (c)	515,000	555,647
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2044 (c)	815,000	844,999
		1,951,852
Water & Sewer - 1.0%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 B, 5% 7/1/2031	1,000,000	1,111,761
TOTAL MICHIGAN		3,190,338
Minnesota - 0.8%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	153,017
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	275,633
		428,650
Health Care - 0.4%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	315,000	332,674
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	99,832
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	14,078
		446,584
TOTAL MINNESOTA		875,234
Mississippi - 0.1%
Education - 0.1%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	100,000	82,950
Missouri - 0.1%
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	85,000	95,149
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055 (g)	265,000	292,661
Nebraska - 0.6%
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	135,000	141,710
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	500,000	530,766
		672,476
TOTAL NEBRASKA		672,476
Nevada - 0.1%
General Obligations - 0.1%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	70,593
New Hampshire - 1.1%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (c)	20,000	20,905
General Obligations - 1.0%
Nashua NH Gen. Oblig. 2% 8/1/2037	425,000	314,597
Nashua NH Gen. Oblig. 2% 8/1/2038	430,000	306,970
Nashua NH Gen. Oblig. 2.25% 8/1/2043	650,000	411,574
		1,033,141
Housing - 0.1%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	97,650	88,779
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	10,000	10,027
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,209
		134,015
TOTAL NEW HAMPSHIRE		1,188,061
New Jersey - 3.3%
Education - 1.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	655,000	659,317
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (c)	300,000	319,212
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	85,000	90,615
		1,069,144
Electric Utilities - 0.3%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	340,000	339,401
General Obligations - 1.0%
Essex Cnty NJ 2% 8/15/2033	450,000	380,839
New Jersey St Gen. Oblig. 2.375% 6/1/2036	55,000	44,594
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	15,000	12,108
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	80,000	55,950
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	110,922
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	36,259
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	101,673
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	217,791
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	115,000	97,421
		1,057,557
Housing - 0.5%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	500,000	511,552
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	9,700
Tobacco Bonds - 0.4%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	495,000	477,084
Transportation - 0.1%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	68,735
TOTAL NEW JERSEY		3,533,173
New York - 3.7%
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,374
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	250,000	242,082
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	170,000	164,062
		411,518
General Obligations - 0.7%
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	153,259
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	265,000	276,189
New York St Dorm Auth Revs Non St Supported Debt Series 2020 A, 4% 8/15/2042	250,000	219,988
		649,436
Health Care - 0.3%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	269,373
Housing - 0.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	110,000	110,934
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	370,000	370,128
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	35,000	35,014
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	10,330
		526,406
Special Tax - 1.6%
New York NY City Transitional Fin Auth Rev 3% 11/1/2039	510,000	420,199
New York NY City Transitional Fin Auth Rev Series 2016, 3.125% 8/1/2031	595,000	589,709
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	4,928
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	693,009
		1,707,845
Tobacco Bonds - 0.1%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	185,000	161,680
Transportation - 0.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	12,590
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	20,000	19,632
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	20,000	21,196
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	35,000	36,601
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	100,000	97,686
		187,705
TOTAL NEW YORK		3,913,963
North Carolina - 1.1%
Education - 0.6%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (c)	550,000	579,695
Health Care - 0.0%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	45,000	45,055
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (c)	500,000	512,104
TOTAL NORTH CAROLINA		1,136,854
North Dakota - 0.6%
Health Care - 0.5%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	48,480
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	523,371
		571,851
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	95,000	103,474
TOTAL NORTH DAKOTA		675,325
Ohio - 2.5%
Education - 0.3%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	31,552
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	200,000	193,826
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	96,552
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,489
		326,419
Electric Utilities - 0.7%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	8,643
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	529,612
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	225,000	224,537
		762,792
Health Care - 1.1%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	100,000	106,675
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	15,000	15,937
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	26,872
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	178,885
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2036	305,000	317,608
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	84,080
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 3.25% 1/1/2037	445,000	408,620
		1,138,677
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,249
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	400,000	267,280
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	167,308
TOTAL OHIO		2,667,725
Oklahoma - 0.1%
Housing - 0.1%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	95,000	106,121
Oregon - 1.0%
General Obligations - 0.8%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (c)	780,000	796,143
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,408
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	7,628
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2030 (c)	225,000	243,584
TOTAL OREGON		1,057,763
Pennsylvania - 8.0%
Education - 0.4%
Lycoming Cnty PA Auth College Rev (Pennsylvania College of Technology Proj.) Series 2016, 3% 10/1/2037	465,000	395,146
General Obligations - 4.9%
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,191,179
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	1,000,000	1,110,615
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	1,000,000	1,121,626
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	275,763
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	36,918
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	330,000	363,907
		5,100,008
Health Care - 2.5%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	9,981
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	586,220
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	222,066
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,246
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	50,000	51,012
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,209,212
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	95,455
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 4% 3/15/2041	630,000	564,219
		2,748,411
Transportation - 0.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (c)	270,000	253,054
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	27,564
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2027	5,000	5,038
		285,656
TOTAL PENNSYLVANIA		8,529,221
Puerto Rico - 0.6%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	500,000	346,493
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,652
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	235,393
		595,538
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	24,000	19,115
TOTAL PUERTO RICO		614,653
Rhode Island - 0.1%
Education - 0.1%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	55,000	57,571
South Carolina - 1.3%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev 5% 12/1/2030	700,000	770,140
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	99,886
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	30,459
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	41,107
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	8,914
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	14,971
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	110,621
		1,076,098
Health Care - 0.2%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	199,831
Transportation - 0.1%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (c)	110,000	110,529
TOTAL SOUTH CAROLINA		1,386,458
South Dakota - 0.1%
Housing - 0.1%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	90,000	97,910
Tennessee - 0.5%
Electric Utilities - 0.2%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	103,607
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	104,567
		208,174
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	324,066
Health Care - 0.0%
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,902
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	11,946
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	5,000	5,011
TOTAL TENNESSEE		554,099
Texas - 10.6%
Education - 0.9%
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	663,417
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) Series 2017, 4.5% 10/1/2036	290,000	285,157
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,033
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	45,519
		999,126
Electric Utilities - 1.5%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,228
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	1,000,000	1,061,658
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	526,370
		1,593,256
General Obligations - 2.0%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	28,833
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	75,000	82,600
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	400,000	446,124
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	600,000	671,755
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	500,000	294,096
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	675,000	607,713
		2,131,121
Health Care - 0.2%
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	265,000	238,069
Housing - 0.0%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	25,000	25,329
Industrial Development - 0.8%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.9% 4/1/2040 VRDN (b)	900,000	900,000
Special Tax - 0.4%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2027	400,000	413,835
Transportation - 1.0%
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (c)	475,000	395,609
Fort Bend Grand Parkway Toll Road Authority Series 2021 A, 3% 3/1/2037	580,000	507,895
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	145,000	152,334
		1,055,838
Water & Sewer - 3.8%
City of Georgetown TX Series 2025, 5% 8/15/2026	350,000	358,534
City of Georgetown TX Series 2025, 5% 8/15/2027	500,000	523,735
City of Georgetown TX Series 2025, 5% 8/15/2028	600,000	641,729
City of Georgetown TX Series 2025, 5.25% 8/15/2050	570,000	580,489
Garland TX Wtr&Swr Rev Series 2025, 5% 3/1/2031	330,000	364,119
Garland TX Wtr&Swr Rev Series 2025, 5% 3/1/2044	645,000	655,844
Texas Wtr Dev Brd 3% 10/15/2038	250,000	211,985
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,260
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5% 8/1/2028 (Build America Mutual Assurance Co Insured)	500,000	533,636
		3,875,331
TOTAL TEXAS		11,231,905
Utah - 1.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	9,978	7,794
Special Tax - 1.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	500,000	497,758
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	500,000	502,140
		999,898
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (c)	270,000	282,982
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	150,000	154,670
		437,652
TOTAL UTAH		1,445,344
Virgin Islands - 0.8%
Transportation - 0.8%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2027	800,000	832,312
Virginia - 1.3%
Education - 0.6%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2050	550,000	557,829
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 4% 5/15/2042	495,000	452,350
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	20,000	20,734
Transportation - 0.3%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	100,000	91,379
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	35,000	31,359
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (c)	185,000	186,302
		309,040
TOTAL VIRGINIA		1,339,953
Washington - 3.3%
Education - 0.5%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2017, 4% 1/1/2047	310,000	265,998
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	25,000	22,387
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (f)	155,000	161,287
		449,672
Electric Utilities - 0.2%
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	200,000	204,546
General Obligations - 1.0%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King County WA Guaranteed)	1,000,000	969,631
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	56,197
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	15,689
		1,041,517
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	75,000	78,100
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,259
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series A, 5% 8/15/2027	5,000	5,001
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	154,223
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	156,391
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	10,000	8,820
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	275,000	254,738
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,408
		682,940
Housing - 0.0%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	45,000	45,766
Transportation - 1.0%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	5,000	5,047
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	30,000	30,823
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	5,000	5,112
Port Seattle WA Rev Series 2024B, 5% 7/1/2037 (c)	995,000	1,036,749
		1,077,731
TOTAL WASHINGTON		3,502,172
West Virginia - 0.6%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	15,000	15,075
Health Care - 0.6%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,138
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	66,673
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	240,000	226,555
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	80,000	66,983
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	30,000	31,941
		612,290
TOTAL WEST VIRGINIA		627,365
Wisconsin - 2.1%
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2038	15,000	10,816
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	300,000	307,577
Milwaukee WI Gen. Oblig. Series 2017, 5% 4/1/2026	5,000	5,072
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	71,158
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	45,779
		440,402
Health Care - 1.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	255,000	181,568
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	86,476
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	200,000	180,718
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	48,338
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	360,000	325,714
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	210,000	158,570
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	79,473
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	720,000	480,152
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	108,753
		1,649,762
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	40,000	40,079
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	115,000	83,950
TOTAL WISCONSIN		2,214,193
TOTAL MUNICIPAL SECURITIES (Cost $100,193,696)		100,095,856

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $5,251,251)	2.91	5,250,201	5,251,251

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $105,444,947)	105,347,107
NET OTHER ASSETS (LIABILITIES) - 0.8%	806,338
NET ASSETS - 100.0%	106,153,445

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,872,958 or 1.8% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	4,001,785	35,647,416	34,397,950	95,210	-	-	5,251,251	5,250,201	0.2%
Total	4,001,785	35,647,416	34,397,950	95,210	-	-	5,251,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	9,274,260	-	9,274,260	-
Electric Utilities	5,456,471	-	5,456,471	-
Escrowed/Pre-Refunded	5,101	-	5,101	-
General Obligations	28,055,516	-	28,055,516	-
Health Care	15,961,560	-	15,961,560	-
Housing	4,031,648	-	4,031,648	-
Industrial Development	1,427,200	-	1,427,200	-
Other	1,193,489	-	1,193,489	-
Resource Recovery	496,664	-	496,664	-
Special Tax	7,284,760	-	7,284,760	-
Synthetics	500,000	-	500,000	-
Tobacco Bonds	953,889	-	953,889	-
Transportation	16,995,260	-	16,995,260	-
Water & Sewer	8,460,038	-	8,460,038	-

Money Market Funds	5,251,251	5,251,251	-	-
Total Investments in Securities:	105,347,107	5,251,251	100,095,856	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $100,193,696)	$100,095,856
Fidelity Central Funds (cost $5,251,251)	5,251,251

Total Investment in Securities (cost $105,444,947)		$105,347,107
Receivable for investments sold		2,257,162
Interest receivable		862,934
Distributions receivable from Fidelity Central Funds		18,632
Receivable from investment adviser for expense reductions		17,025
Other receivables		90
Total assets		108,502,950
Liabilities
Payable to custodian bank	$825,751
Payable for investments purchased
Regular delivery	892,278
Delayed delivery	292,433
Distributions payable	309,996
Accrued management fee	26,330
Other payables and accrued expenses	2,717
Total liabilities		2,349,505
Net Assets		$106,153,445
Net Assets consist of:
Paid in capital		$105,852,336
Total accumulated earnings (loss)		301,109
Net Assets		$106,153,445
Net Asset Value, offering price and redemption price per share ($106,153,445 ÷ 2,152,750 shares)		$49.31
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Interest		$1,321,214
Income from Fidelity Central Funds		95,210
Total income		1,416,424
Expenses
Management fee	$117,690
Distribution and service plan fees	4,745
Custodian fees and expenses	217
Independent trustees' fees and expenses	76
Registration fees	28,228
Audit fees	23,128
Legal	4
Proxy fee	12,360
Miscellaneous	4,295
Total expenses before reductions	190,743
Expense reductions	(64,709)
Total expenses after reductions		126,034
Net Investment income (loss)		1,290,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	193,781
Total net realized gain (loss)		193,781
Change in net unrealized appreciation (depreciation) on investment securities		(851,012)
Net gain (loss)		(657,231)
Net increase (decrease) in net assets resulting from operations		$633,159

See Organization and Reorganization information note regarding reorganization from a mutual fund to an exchange traded fund.
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,290,390	$2,151,233
Net realized gain (loss)	193,781	59,933
Change in net unrealized appreciation (depreciation)	(851,012)	(701,205)
Net increase (decrease) in net assets resulting from operations	633,159	1,509,961
Distributions to shareholders	(1,196,910)	(2,147,896)

Share transactions - net increase (decrease)	-	14,505,967
Share transactions
Proceeds from sales of shares	66,865,172	-
Reinvestment of distributions	276,531	-
Cost of shares redeemed	(28,663,946)	-

Net increase (decrease) in net assets resulting from share transactions	38,477,757	-
Total increase (decrease) in net assets	37,914,006	13,868,032

Net Assets
Beginning of period	68,239,439	54,371,407
End of period	$106,153,445	$68,239,439

Other Information
Shares
Sold	1,356,079	335,438
Issued in reinvestment of distributions	5,545	31,964
Redeemed	(575,241)	(78,434)
Net increase (decrease)	786,383	288,968

See Organization and Reorganization information note regarding reorganization from a mutual fund to an exchange traded fund.

Share activity is further described in Organization and Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.

Financial Highlights
Fidelity® Municipal Bond Opportunities ETF

	Six months ended July 31, 2025 (Unaudited) A	Years ended January 31, 2025 A	2024 A,B
Selected Per-Share Data
Net asset value, beginning of period	$49.98	$50.47	$49.10
Income from Investment Operations
Net investment income (loss) C,D	.937	1.817	1.684
Net realized and unrealized gain (loss)	(.785)	(.511)	1.331 E
Total from investment operations	.152	1.306	3.015
Distributions from net investment income	(.807)	(1.738)	(1.625)
Distributions from net realized gain	(.015)	(.059)	(.015)
Total distributions	(.822)	(1.797)	(1.640)
Net asset value, end of period	$49.31	$49.98	$50.47
Total Return F,G,H	.31%	2.64%	6.28% E
Ratios to Average Net Assets D,I,J
Expenses before reductions	.49% K,L,M	.63%	1.04% K,L
Expenses net of fee waivers, if any	.31 % K,L,M	.37%	.37% K,L
Expenses net of all reductions, if any	.31% K,L,M	.37%	.36% K,L
Net investment income (loss)	3.70% K,L,M	3.62%	3.58% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$106,153	$42,207	$32,502
Portfolio turnover rate N	50 % L	21%	25% L

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAudit fees are not annualized.
LAnnualized.
MProxy expenses are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Municipal Bond Opportunities ETF (the Fund) is an exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective April 4, 2025, Fidelity Municipal Core Plus Bond Fund (Predecessor Fund) reorganized into the newly created Fidelity Municipal Bond Opportunities ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through April 4, 2025 (see Reorganization Information note). Prior to the reorganization on March 14, 2025, Class A, Class M, Class C, Class I and Class Z were converted to Fidelity Municipal Core Plus Bond Fund shares in the Predecessor Fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,032,391
Gross unrealized depreciation	(949,215)
Net unrealized appreciation (depreciation)	$83,176
Tax cost	$105,263,931

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Opportunities ETF	64,995,926	29,575,822
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services.

Effective April 5, 2025, the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

During the period February 1, 2025 through April 4, 2025, the Fund's management contract incorporated a management fee rate that varied by class. The investment adviser or an affiliate paid certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund paid a management fee to the investment adviser. The management fee was calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate was calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate was subtracted from the mandate rate once the Fund's monthly average net assets reached a certain level. The mandate rate and discount rate varied by class. The annual management fee rate for a class of shares of the Fund was the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class was applied to the average net assets of the class for the month, giving a dollar amount which was the management fee for the class for that month. A different management fee rate was applicable to each class of the Fund. The difference between classes was the result of separate arrangements for class-level services and/or waivers of certain expenses. It was not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which did not vary by class. For the period February 1, 2025 through April 4, 2025, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.37

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Predecessor Fund had adopted separate Distribution and Service Plans for each class of shares. Certain classes paid Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which was based on an annual percentage of each class' average net assets. In addition, FDC paid financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period February 1, 2025 through April 4, 2025, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,153	1,153
Class M	- %	.25%	673	673
Class C	.75%	.25%	2,919	2,919
			4,745	4,745

Sales Load. During the period February 1, 2025 through April 4, 2025, FDC received sales charges from the Predecessor Fund. FDC received a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which was paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC received contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges were 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period February 1, 2025 through April 4, 2025, there were no sales charge amounts retained by FDC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Bond Opportunities ETF	-	16,651,124	25,138
5. Committed Line of Credit.
During the period February 1, 2025 through April 4, 2025, the Predecessor Fund participated with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees were charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest was charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period February 1, 2025 through April 4, 2025, there were no borrowings on this line of credit.

Amount ($)
Fidelity Municipal Core Plus Bond Fund	26
6. Expense Reductions.
During the period February 1, 2025 through April 4, 2025, the investment adviser contractually agreed to reimburse expenses of each class of the Predecessor Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, were excluded from this reimbursement. Effective April 5, 2025 the expense limitation was discontinued. The following classes of the Predecessor Fund were in reimbursement during the period:

	Expense Limitations (%)	Reimbursements ($)
Class A	.62	2,345
Class M	.62	1,378
Class C	1.37	1,349
Fidelity Municipal Core Plus Bond Fund	.30/.37A	33,153
Class I	.37	1,605
Class Z	.31	6,955
		46,785

A Effective March 14, 2025 the expense limitation changed from .37% to .30%.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $899.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $17,025.
7. Distributions to Shareholders.
Distributions to shareholders of each class of the Predecessor Fund were as follows:

	February 1, 2025 through April 4, 2025	Year ended January 31, 2025
Fidelity Municipal Core Plus Bond Fund
Distributions to shareholders
Class A	$15,383	$95,692
Class M	9,007	71,538
Class C	9,774	84,641
Fidelity Municipal Core Plus Bond Fund	270,585	1,316,358
Class I	10,857	79,331
Class Z	27,277	500,336
Total	$342,883	$2,147,896
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

Share transactions for each class of the Predecessor Fund were as follows and may have contained in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	February 1, 2025 through April 4, 2025	Year ended January 31, 2025	February 1, 2025 through April 4, 2025	Year ended January 31, 2025
Fidelity Municipal Core Plus Bond Fund
Class A
Shares sold	52	26,193	$2,648	$1,317,962
Reinvestment of distributions	202	1,909	10,190	95,692
Shares redeemed	(76,468)	(219)	(3,801,943)	(10,958)
Net increase (decrease)	(76,214)	27,883	$(3,789,105)	$1,402,696
Class M
Shares sold	-	200	$-	$10,003
Reinvestment of distributions	117	1,427	5,906	71,538
Shares redeemed	(43,757)	-	(2,174,475)	-
Net increase (decrease)	(43,640)	1,627	$(2,168,569)	$81,541
Class C
Shares sold	-	1,016	$-	$50,673
Reinvestment of distributions	133	1,708	6,585	84,641
Shares redeemed	(48,897)	(4,405)	(2,394,094)	(217,183)
Net increase (decrease)	(48,764)	(1,681)	$(2,387,509)	$(81,869)
Fidelity Municipal Core Plus Bond Fund	-
Shares sold	1,355,905	225,561	$14,707,259	$11,309,984
Reinvestment of distributions	4,777	23,241	237,970	1,165,029
Shares redeemed	(52,609)	(47,957)	(2,428,662)	(2,404,059)
Net increase (decrease)	1,308,073	200,845	$12,516,567	$10,070,954
Class I
Shares sold	-	6,594	$-	$330,446
Reinvestment of distributions	146	1,581	7,314	79,219
Shares redeemed	(49,163)	(2,550)	(2,443,533)	(127,730)
Net increase (decrease)	(49,017)	5,625	$(2,436,219)	$281,935
Class Z
Shares sold	122	75,874	$6,071	$3,813,975
Reinvestment of distributions	170	2,099	8,566	105,224
Shares redeemed	(304,346)	(23,303)	(15,224,493)	(1,168,489)
Net increase (decrease)	(304,054)	54,670	$(15,209,856)	$2,750,710
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Reorganization Information.
On April 4, 2025 the Fidelity Municipal Core Plus Bond Fund (Predecessor Fund) reorganized into a newly created Fidelity Municipal Bond Opportunities ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The securities held by the Predecessor Fund were the primary assets acquired by the ETF. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Municipal Core Plus Bond Fund	54,253,726	581,884	54,834,116	5,384,506	.2036740000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Municipal Bond Opportunities ETF	50	54,834,166

Pro forma results of operations of the combined entity for the entire period ended July 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,306,853
Total net realized gain (loss)	193,781
Total change in net unrealized appreciation (depreciation)	(851,012)
Net increase (decrease) in net assets resulting from operations	$649,622

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since April 4, 2025.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Bond Opportunities ETF
At its September 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund will commence operations by acquiring the assets of the acquired fund in a reorganization, subject to approval of shareholders of the acquired fund, and the acquired fund is to be the accounting survivor after the reorganization. Performance information for the acquired fund was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the management fee and the projected total net expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund will commence operations by acquiring the assets of the acquired fund in a reorganization, subject to approval of shareholders of the acquired fund, and the acquired fund is to be the accounting survivor after the reorganization. Revenue, expense, and profitability data for the acquired fund was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.
Economies of Scale. The Board considered economies of scale based on the operating experience of the acquired fund to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with converting a mutual fund into an exchange-traded fund, the management fee for the fund was set at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9917213.100
MCP-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025